INCOME TAXES (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement [Line Items]
Net operating loss carryforwards	$ 6,598
2020 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 732
Year Originated	2020
Year of Expiration	2040
2009 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 86
Year Originated	2009
Year of Expiration	2029
2001 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 664
Year Originated	2001
Year of Expiration	2021
2002 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 522
Year Originated	2002
Year of Expiration	2022
2003 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 564
Year Originated	2003
Year of Expiration	2023
2004 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 353
Year Originated	2004
Year of Expiration	2024
2005 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 264
Year Originated	2005
Year of Expiration	2025
2006 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 355
Year Originated	2006
Year of Expiration	2026
2007 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 373
Year Originated	2007
Year of Expiration	2027
2008 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 351
Year Originated	2008
Year of Expiration	2028
2010 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 541
Year Originated	2010
Year of Expiration	2030
2011 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 480
Year Originated	2011
Year of Expiration	2031
2012 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 177
Year Originated	2012
Year of Expiration	2032
2013 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 121
Year Originated	2013
Year of Expiration	2033
2014 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 70
Year Originated	2014
Year of Expiration	2034
2015 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 127
Year Originated	2015
Year of Expiration	2035
2016 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 147
Year Originated	2016
Year of Expiration	2036
2017 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 140
Year Originated	2017
Year of Expiration	2037
2018 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 194
Year Originated	2018
Year of Expiration	2038
2019 [Member]
Statement [Line Items]
Net operating loss carryforwards	$ 337
Year Originated	2019
Year of Expiration	2039